                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dcember 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022

Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York     2/7/02
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     118

Form 13F Information Table Value Total:     $783,296,570


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

















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
                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                        December 31, 2001

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

American Express
  Co. (AXP)            Common   025816109   1,513,399    42,404            X                      1,2,3             X
Astoria Financial
  Corp.(ASFC)          Common   046265104  20,551,059   776,684            X                      1,2,3             X
Automatic Data
  Processing (ADP)     Common   053015103   5,106,630    86,700            X                      1,2,3             X
Banc One Corp. (ONE)   Common   06423A103  22,865,025   585,532            X                      1,2,3             X
Bank of New York (BK)  Common   064057102  16,441,910   402,988            X                      1,2,3             X
Bay View Capital
  Corp. (BVC)          Common   07262L101     681,631    92,992            X                      1,2,3             X
Bear Stearns (BSC)     Common   073902108  26,354,545   449,429            X                      1,2,3             X
Blyth Inc. (BTH)       Common   09643P108     602,687    25,922            X                      1,2,3             X
Brookfield Property
  Corp.(BPC-CN)        Common   112900105   4,648,472   270,260            X                      1,2,3             X
Capital One Financial
  Corp. (COF)          Common   14040H105   2,294,655    42,533            X                      1,2,3             X
Carnival Corp. (CCL)   Common   143658102     986,029    35,115            X                      1,2,3             X
Citigroup Inc. (C)     Common   172967101  24,192,675   479,253            X                      1,2,3             X
City National
  Corp. (CYN)          Common   178566105  16,923,860   361,235            X                      1,2,3             X
Coachmen Inds
  Inc. (COA)           Common   189873102     945,480    78,790            X                      1,2,3             X
Comerica, Inc. (CMA)   Common   200340107  19,124,803   333,766            X                      1,2,3             X
Community State
  Bank (TNEK)          Common   204136105     550,425    54,363            X                      1,2,3             X
Countrywide Credit
  (CCR)                Common   222372104  22,483,640   548,783            X                      1,2,3             X
Crossman Communities
  Inc (CROS)           Common   22764E109   5,503,443   166,771            X                      1,2,3             X
D. R. Horton,
  Inc. (DHI)           Common   23331A109  14,607,194   450,006            X                      1,2,3             X
DAL Tile Intl
  Inc. (DTL)           Common   23426R108     574,275    24,700            X                      1,2,3             X
Dime Bancorp (DME)     Common   25429Q102   4,628,559   128,286            X                      1,2,3             X



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E*Trade Group,
  Inc. (ET)            Common   269246104   1,110,321   108,324            X                      1,2,3             X
Eaton Vance
  Corp. (EV)           Common   278265103   2,159,520    60,746            X                      1,2,3             X
Edwards A G Inc.
  (AGE)                Common   281760108  18,960,591   429,264            X                      1,2,3             X
Ethan Allen Interiors
  Inc. (ETH)           Common   297602104     331,348     7,967            X                      1,2,3             X
Family Dollar
  Stores, Inc. (FDO)   Common   307000109     336,675    11,230            X                      1,2,3             X
Fastenal Co (FAST)     Common   311900104   1,623,682    24,442            X                      1,2,3             X
Federated Investors
  Inc. (FII)           Common   314211103  14,520,320   455,468            X                      1,2,3             X
Fidelity National
  Financial Inc. (FNF) Common   316326107  27,374,468 1,103,810            X                      1,2,3             X
Fifth Third
  Bancorp (FITB)       Common   316773100   5,740,917    93,607            X                      1,2,3             X
Financial Federal
  Corp. (FIF)          Common   317492106   9,124,719   291,991            X                      1,2,3             X
Finova Corp. (FNV)     Common   317928109      56,676    92,912            X                      1,2,3             X
First American
  Corp. (FAF)          Common   318522307   2,640,016   140,876            X                      1,2,3             X
Fleetboston Financial
  Corp. (FBF)          Common   339030108  35,572,520   974,590            X                      1,2,3             X
Franklin Resources
  Inc. (BEN)           Common   354613101   2,262,429    64,146            X                      1,2,3             X
Freddie Mac (FRE)      Common   313400301  19,201,571   293,602            X                      1,2,3             X
G&K Services Inc.
  (GKSRA)              Common   361268105   1,326,367    41,064            X                      1,2,3             X
Gannett Inc. (GCI)     Common   364730101     756,136    11,247            X                      1,2,3             X
GATX Corp (GMT)        Common   361448103   2,797,696    86,030            X                      1,2,3             X
Golden State
  Bancorp (GSB)        Common   381197102   1,545,360    59,096            X                      1,2,3             X
Golden West
  Financial Corp.
  (GDW)                Common   381317106   2,423,266    41,177            X                      1,2,3             X
Goldman Sachs &
  Co. (GS)             Common   38141G104   1,958,695    21,118            X                      1,2,3             X
Home Depot Inc. (HD)   Common   437076102     258,009     5,058            X                      1,2,3             X
Household International
  (HI)                 Common   441815107     701,595    12,109            X                      1,2,3             X
Huntington Bancshares
  (HBAN)               Common   446150104   2,680,849   155,954            X                      1,2,3             X
IDEX Corp (IEX)        Common   45167R104     659,813    19,125            X                      1,2,3             X
IMC Mortgage Co.
  (IMCC)               Common   449923101         689   229,516            X                      1,2,3             X
Interpublic Group
  Cos Inc. (IPG)       Common   460690100   1,117,646    37,835            X                      1,2,3             X





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

Intimate Brands
  Inc. (IBI)           Common   461156101     562,897    37,880            X                      1,2,3             X
JLG Industries
  Inc. (JLG)           Common   466210101   2,293,552   215,357            X                      1,2,3             X
John Hancock &
  Thrift (BTO)         Common   409735107   5,767,586   698,255            X                      1,2,3             X
John Nuveen Co. (JNC)  Common   478035108   5,573,445   104,215            X                      1,2,3             X
Jones Apparel
  Group Inc. (JNY)     Common   480074103     362,051    10,915            X                      1,2,3             X
JP Morgan Chase
  & Co. (JPM)          Common   46625H100   1,159,565    31,900            X                      1,2,3             X
Knight Trading
  Group Inc. (NITE)    Common   499063105     671,570    60,941            X                      1,2,3             X
Lehman Brothers
  Holdings, Inc. (LEH) Common   524908100  11,392,406   170,545            X                      1,2,3             X
Lennar Corp. (LEN)     Common   526057104  21,538,839   460,035            X                      1,2,3             X
Linens N Things
  Inc. (LIN)           Common   535679104     297,942    11,684            X                      1,2,3             X
LNR Property
  Corp. (LNR)          Common   501940100   8,989,007   288,294            X                      1,2,3             X
Lowe's Companies
  (LOW)                Common   548661107     694,108    14,956            X                      1,2,3             X
M&T Bank Corporation
  (MTB)                Common   55261F104   2,253,396    30,932            X                      1,2,3             X
Masco Corp. (MAS)      Common   574599106   1,262,436    51,528            X                      1,2,3             X
MBIA Incorporated
  (MBI)                Common   55262C100   5,311,247    99,035            X                      1,2,3             X
MBNA Corp. (KRB)       Common   55262L100  20,016,234   568,643            X                      1,2,3             X
McDonalds Corporation
  (MCD)                Common   580135101     335,375    12,670            X                      1,2,3             X
McGraw-Hill Companies
  (MHP)                Common   580645109   2,044,233    33,523            X                      1,2,3             X
Mellon Financial
  Corp. (MEL)          Common   58551A108   8,895,287   236,451            X                      1,2,3             X
Merrill Lynch Co.
  (MER)                Common   590188108  24,886,518   477,485            X                      1,2,3             X
Metlife Inc (MET)      Common   59156R108   5,653,676   178,462            X                      1,2,3             X
Metris Companies,
  Inc. (MXT)           Common   591598107   2,029,162    78,925            X                      1,2,3             X
Mohawk Inds.
  Inc. (MHK)           Common   608190104   2,032,261    37,031            X                      1,2,3             X
Moody's Corp. (MCO)    Common   615369105  16,886,848   423,654            X                      1,2,3             X
Morgan Stanley
  Dean Witter (MWD)    Common   617446448   1,969,424    35,206            X                      1,2,3             X
Nasdaq 100 Financial
  Trust (QQQ)          Common   631100104     311,319     8,001            X                      1,2,3             X
National City
  Corp. (NCC)          Common   635405103     342,927    11,728            X                      1,2,3             X





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

National R V
  Hldgs Inc. (NVH)     Common   637277104     150,332    15,340            X                      1,2,3             X
Nationwide Financial
  Services (NFS)       Common   638612101  13,417,327   323,621            X                      1,2,3             X
NCI Building
  Systems Inc. (NCS)   Common   628852105   1,611,514    91,046            X                      1,2,3             X
Nextcard, Inc. (NXCD)  Common   65332K107     385,365   741,087            X                      1,2,3             X
Northern Trust
  Corp. (NTRS)         Common   665859104   4,960,261    82,369            X                      1,2,3             X
Paccar Inc. (PCAR)     Common   693718108     702,790    10,710            X                      1,2,3             X
Pacific Capital
  Bancorp (SABB)       Common   69404P101   1,541,960    55,486            X                      1,2,3             X
Plexus Corp. (PLXS)    Common   729132100     242,891     9,145            X                      1,2,3             X
PNC Bancorp (PNC)      Common   693475105   5,125,552    91,202            X                      1,2,3             X
Principal Finl
  Group Inc. (PFG)     Common   74251V102   6,611,400   275,475            X                      1,2,3             X
Pro Business Services
  Inc. (PRBZ)          Common   742674104   3,535,979   188,084            X                      1,2,3             X
Progressive
  Corp. (PGR)          Common   743315103   3,181,284    21,308            X                      1,2,3             X
Protective Life
  Corp (PL)            Common   743674103   5,326,939   184,132            X                      1,2,3             X
Providian Financial
  Corp. (PVN)          Common   74406A102   1,237,122   348,485            X                      1,2,3             X
Pulte Homes
  Inc. (PHM)           Common   745867101   6,671,554   149,352            X                      1,2,3             X
Raymond James
  Financial,
  Inc. (RJF)           Common   754730109  10,404,447   292,918            X                      1,2,3             X
Robert Half Intl
  Inc. (RHI)           Common   770323103     245,480     9,194            X                      1,2,3             X
Ross Stores
  Inc. (ROST)          Common   778296103     903,052    28,150            X                      1,2,3             X
Safeway Inc. (SWY)     Common   786514208     254,884     6,105            X                      1,2,3             X
SEI Investments
  Company (SEIC)       Common   784117103   3,767,948    83,528            X                      1,2,3             X
Southtrust Corp
  (SOTR)               Common   844730101   6,081,155   246,500            X                      1,2,3             X
Sovereign
  Bancorp(SOV)         Common   845905108  16,577,795 1,354,395            X                      1,2,3             X
State Street Corp.
  (STT)                Common   857477103  13,544,245   259,220            X                      1,2,3             X
TCF Financial
  Corp. (TCB)          Common   872275102   6,798,334   141,691            X                      1,2,3             X
Tiffany & Co. (TIF)    Common   886547108   1,918,978    60,978            X                      1,2,3             X
Toll Brothers Inc.
  (TOL)                Common   889478103  44,827,475 1,021,127            X                      1,2,3             X
UnionBancal
  Corp. (UB)           Common   908906100   3,052,464    80,328            X                      1,2,3             X




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

United Companies
  Financial Corp.
  (UCFNQ)              Common   909870107       1,052   150,305            X                      1,2,3             X
United Parcel
  Service (UPS)        Common   911312106   1,126,788    20,675            X                      1,2,3             X
US Bancorp (USB)       Common   902973304  32,996,204 1,576,503            X                      1,2,3             X
Wachovia Corp. (WB)    Common   929903102   2,074,840    66,162            X                      1,2,3             X
Washington Mutual (WM) Common   939322103  19,389,619   592,955            X                      1,2,3             X
Wells Fargo
  & Co (WFC)           Common   949746101  33,894,558   779,723            X                      1,2,3             X
Westamerica
  Banc (WABC)          Common   957090103   8,379,383   211,761            X                      1,2,3             X
                                Total:   $784,171,493







































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